Significant accounting policies - Employee benefits, Statutory reserve and Segment reporting (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Significant accounting policies
Defined contribution, employee benefit expenses	¥ 229,162	¥ 160,825	¥ 129,254
Required minimum percentage of annual appropriations	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required	50.00%
PRC statutory reserve funds	¥ 286,721	¥ 126,297
Number of operating segments | segment	1